Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets		¥ 15,266,191	¥ 14,270,672	¥ 13,563,082
Total Liabilities		11,837,946	10,899,271
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		566,466	675,948
Total Liabilities		377,935	472,454
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	891,063	897,964
Total Liabilities	[1]	398,956	483,558
Assets which are pledged as collateral	[2]	566,466	675,948
Commitments	[3]	100,439	87,983
Liquidating customer assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	1,907	1,988
Total Liabilities	[1]	1	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	55,456	60,762
Total Liabilities	[1]	13,060	12,576
Assets which are pledged as collateral	[2]	15,596	16,241
Commitments	[3]	0	0
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	664	214
Total Liabilities	[1]	7	5
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	180,569	132,805
Total Liabilities	[1]	399	302
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	62,340	45,241
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	224,949	223,807
Total Liabilities	[1]	155,706	160,434
Assets which are pledged as collateral	[2]	224,949	223,807
Commitments	[3]	0	0
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	548	542
Total Liabilities	[1]	1,106	1,093
Assets which are pledged as collateral	[2]	548	542
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	258,396	278,660
Total Liabilities	[1]	164,813	219,476
Assets which are pledged as collateral	[2]	187,892	260,551
Commitments	[3]	38,099	42,742
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	168,574	199,186
Total Liabilities	[1]	63,864	89,672
Assets which are pledged as collateral	[2]	137,481	174,807
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.